Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Components of Net Assets of Discontinued Operations

The components of the net assets of EMS discontinued operations were:

(In thousands of dollars)	December 31,
2012

ASSETS
Current Assets
Accounts receivable, net	$36,816
Inventories, net	47,800
Current deferred tax asset	5,785
Other current assets	2,146

Total current assets	92,547
Property, plant and equipment, net	17,680
Goodwill	500
Other intangibles	4,960
Other assets	3,083

Total assets	$118,770

Current Liabilities
Accounts payable	$29,618
Accrued salaries, wages and vacation	3,147
Income taxes payable	634
Other accrued liabilities	6,428

Total current liabilities	39,827
Deferred taxes	1,956
Other liabilities	437

Total liabilities	42,220

Total Net Assets	$76,550

Statement of Earnings of Discontinued Operation

The Condensed Statement of Operations of the EMS discontinued operations is:

(In thousands of dollars)	Year ended December 31,
	2013	2012	2011

Net sales	$155,055	$272,437	$308,649
Cost of goods sold	142,589	262,571	288,023
Insurance recovery for business interruption	—	(20,256)	(4,082)
Selling, general and administrative expenses	11,617	17,315	17,754
Insurance recovery for property damage	—	(1,769)	(6,067)
Restructuring and impairment charge	1,444	2,949	489

Operating (loss) / earnings	(595)	11,627	12,532
Interest (expense) / income, net	(61)	10	(11)
Other (expense) / income, net	(284)	861	1,500

(Loss) / earnings before income taxes	(940)	12,498	14,021
Income tax (benefit) / expense	(162)	5,657	4,317

Net (Loss)/Earnings from Discontinued Operations	$(778)	$6,841	$9,704